Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional amount	£ 27,149	£ 25,800
Commitments
Disclosure of contingent liabilities [line items]
Notional amount	325,579	334,977
Guarantees and letters of credit pledged as collateral security | Contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional amount	19,108	17,700
Performance guarantees, acceptances and endorsements | Contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional amount	8,041	8,100
Documentary credits and other short-term trade related transactions | Commitments
Disclosure of contingent liabilities [line items]
Notional amount	1,356	1,748
Standby facilities, credit lines and other commitments | Commitments
Disclosure of contingent liabilities [line items]
Notional amount	£ 324,223	£ 333,229